Research and Development Expense - Schedule of Research and Development Expense (Details) - Research and Development Expense [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Research and Development Expense - Schedule of Research and Development Expense (Details) [Line Items]
Professional fees	$ (1,368,678)	$ (886,628)	$ (373,259)
Amortization of intangible assets	(168,051)
Laboratories’ related expenses	(111,592)	(434,551)	(449,442)
Depreciation of right-of-use assets	(104,861)
Depreciation of fixed assets	(13,648)	(1,699)	(1,699)
Other research and development expenses	(5,443)	(28,339)	(160,758)
Total Research and development expenses	$ (1,772,273)	$ (1,351,217)	$ (985,158)